VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 93.0%
Argentina: 0.1%
Genneia SA 144A 8.75%, 09/02/27	$100		$89,677
Australia: 1.3%
Bank of China Ltd./Sydney Reg S 0.75%, 09/29/24	200		189,757
FMG Resources August 2006 Pty Ltd. 144A 6.12%, 04/15/32	200		190,561
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 144A 5.88% (US Treasury Yield Curve Rate T 5 Year+3.98%), 05/23/42	450		469,415
National Australia Bank Ltd. 3.62%, 06/20/23	225		225,991
			1,075,724
Bermuda: 0.2%
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	200		184,326
Brazil: 2.1%
Banco BTG Pactual SA 144A 2.75%, 01/11/26 †	250		226,298
Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	250		249,911
Fibria Overseas Finance Ltd. 5.50%, 01/17/27	375		379,363
FS Luxembourg Sarl 144A 10.00%, 12/15/25	200		204,750
Klabin Austria GmbH 144A 7.00%, 04/03/49	150		145,094
Klabin Finance SA 144A 4.88%, 09/19/27	240		235,632
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	250		238,125
Suzano Austria GmbH 144A 5.75%, 07/14/26	50		51,063
			1,730,236
British Virgin Islands: 0.6%
Amipeace Ltd. Reg S 1.75%, 11/09/26	300		281,294
Beijing Capital Polaris Investment Co. Ltd. Reg S 2.80%, 03/18/23	200		198,000
			479,294
Canada: 1.7%
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	100		97,700
Bank of Nova Scotia
	Par (000’s	)	Value
Canada (continued)
2.38%, 01/18/23	$225		$224,454
Brookfield Finance, Inc. 2.72%, 04/15/31	250		218,709
Canadian Imperial Bank of Commerce 0.95%, 10/23/25	250		229,696
CDP Financial, Inc. Reg S 1.00%, 05/26/26	350		323,185
Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30 †	300		255,668
Tucson Electric Power Co. 1.50%, 08/01/30 †	150		124,364
			1,473,776
Cayman Islands: 0.4%
Hongkong Land Finance Cayman Islands Co. Ltd./ The Reg S 2.25%, 07/15/31	200		171,262
Saudi Electricity Global Sukuk Co. 5 Reg S 1.74%, 09/17/25	200		188,897
			360,159
Chile: 1.5%
Colbun SA 144A 3.15%, 01/19/32	300		244,490
Interchile SA 144A 4.50%, 06/30/56	500		428,507
Inversiones CMPC SA 144A 4.38%, 04/04/27 †	250		239,451
Inversiones Latin America Power Ltda. Reg S 5.12%, 06/15/33	196		105,973
Sociedad Quimica y Minera de Chile SA 144A 3.50%, 09/10/51	300		226,113
			1,244,534
China: 7.4%
Bank of China Ltd. Reg S 0.95%, 09/21/23	450		438,794
2.38% (ICE LIBOR USD 3 Month+0.88%), 11/22/22	300		300,129
2.46% (ICE LIBOR USD 3 Month+0.83%), 06/07/23	200		200,259
3.15% (United States Secured Overnight Financing Rate+0.95%), 10/17/22	200		200,300
Central China Real Estate Ltd. Reg S 7.50%, 07/14/25	200		57,957
China Construction Bank Corp. Reg S 1.00%, 08/04/23	200		195,793
1.25%, 08/04/25	200		187,654
3.42% (ICE LIBOR USD 3 Month+0.66%), 10/22/22	400		399,994

1

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
China (continued)
China Development Bank Reg S 2.75%, 11/16/22	$200		$199,903
China Merchants Bank Co. Ltd. Reg S 1.20%, 09/10/25	400		372,290
CIFI Holdings Group Co. Ltd. Reg S 5.95%, 10/20/25	400		149,200
ICBCIL Finance Co. Ltd. Reg S 2.53% (ICE LIBOR USD 3 Month+1.05%), 11/20/24	400		395,816
Industrial & Commercial Bank of China Ltd. Reg S 2.25%, 09/16/22	200		199,787
2.57% (ICE LIBOR USD 3 Month+0.83%), 06/14/23	400		400,575
2.78% (ICE LIBOR USD 3 Month+0.78%), 09/16/24	800		800,580
2.88%, 10/12/22	300		299,859
3.61% (ICE LIBOR USD 3 Month+0.83%), 04/25/24	400		401,352
Industrial Bank Co. Ltd. Reg S 1.12%, 11/06/23	200		194,188
Jiangxi Provincial Water Conservancy Investment Group China Ltd. Reg S 3.40%, 12/05/22	200		199,500
Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	200		199,621
Shanghai Pudong Development Bank Co. Ltd./London Reg S 3.51% (ICE LIBOR USD 3 Month+0.70%), 10/29/22	200		200,014
Wuhan Metro Group Co. Ltd. Reg S 2.96%, 09/24/24	200		196,951
Yuzhou Group Holdings Co. Ltd. Reg S 6.35%, 01/13/27	200		16,046
Zhenro Properties Group Ltd. Reg S 6.63%, 01/07/26	200		14,500
			6,221,062
Colombia: 0.3%
Consorcio Transmantaro SA 144A 4.70%, 04/16/34	300		273,661
Dominican Republic: 0.1%
UEP Penonome II SA 144A 6.50%, 10/01/38	95		86,269
France: 0.8%
BNP Paribas SA 144A
	Par (000’s	)	Value
France (continued)
1.68% (United States Secured Overnight Financing Rate+0.91%), 06/30/27	$300		$268,234
Electricite de France SA 144A 3.62%, 10/13/25	450		448,851
			717,085
Georgia: 0.3%
Georgian Railway JSC 144A 4.00%, 06/17/28	250		212,500
Germany: 3.4%
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	950		809,010
1.00%, 10/01/26 †	600		555,533
1.75%, 09/14/29	1,250		1,166,138
2.00%, 09/29/22	150		149,884
Landesbank Baden-Wuerttemberg Reg S 2.00%, 02/24/25	188		181,690
			2,862,255
Hong Kong: 2.7%
Agricultural Bank of China Ltd./Hong Kong Reg S 2.00%, 03/01/25	300		290,388
Airport Authority Reg S 1.75%, 01/12/27	300		282,295
China Development Bank/Hong Kong Reg S 0.62%, 09/09/24	200		190,094
ICBCIL Finance Co. Ltd. Reg S 2.25%, 11/02/26	200		187,210
Industrial & Commercial Bank of China Ltd./Hong Kong Reg S 1.62%, 10/28/26	300		281,553
Industrial Bank Co. Ltd. Reg S 0.88%, 06/10/24	200		191,333
Link Finance Cayman 2009 Ltd. Reg S 2.88%, 07/21/26	200		195,718
MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	400		389,120
MTR Corp. Ltd. Reg S 1.62%, 08/19/30	200		171,467
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	200		127,000
			2,306,178
India: 2.8%
Adani Green Energy Ltd. 144A 4.38%, 09/08/24	350		329,262
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Reg S

2

	Par (000’s	)	Value
India (continued)
6.25%, 12/10/24	$200		$195,880
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash 144A 4.62%, 10/15/39	184		132,570
India Green Energy Holdings 144A 5.38%, 04/29/24 †	150		143,432
Indian Railway Finance Corp. Ltd. 144A 3.57%, 01/21/32	200		174,278
Indian Railway Finance Corp. Ltd. Reg S 3.83%, 12/13/27	200		193,861
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	322		278,190
Power Finance Corp. Ltd. Reg S 3.75%, 12/06/27	200		189,746
REC Ltd. Reg S 3.88%, 07/07/27	200		190,266
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	150		144,750
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	200		164,451
State Bank of India/London Reg S 4.50%, 09/28/23	200		201,735
			2,338,421
Indonesia: 2.3%
Perusahaan Penerbit SBSN Indonesia III 144A
2.30%, 06/23/25	150		144,413
3.55%, 06/09/51	275		229,312
3.75%, 03/01/23	650		653,547
3.90%, 08/20/24	250		251,656
4.70%, 06/06/32	300		310,975
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A 4.85%, 10/14/38	400		342,736
			1,932,639
Ireland: 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A 6.00%, 06/15/27	200		206,010
Japan: 2.8%
Central Nippon Expressway Co. Ltd. Reg S 0.89%, 12/10/25	200		182,734
Japan Bank for International Cooperation 1.62%, 01/20/27	200		187,940
	Par (000’s	)	Value
Japan (continued)
Japan Finance Organization for Municipalities 144A 1.50%, 01/27/25	$200		$192,556
Marubeni Corp. Reg S 1.58%, 09/17/26	200		180,659
Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	250		247,426
Norinchukin Bank 144A
1.28%, 09/22/26	200		180,218
2.08%, 09/22/31	150		126,246
Renesas Electronics Corp. 144A 1.54%, 11/26/24	200		186,998
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24 †	250		239,203
2.47%, 01/14/29 †	200		178,121
Sumitomo Mitsui Trust Bank Ltd. 144A 1.55%, 03/25/26	175		161,402
Toyota Motor Credit Corp. 2.15%, 02/13/30	300		269,031
			2,332,534
Luxembourg: 1.0%
Bank of China Ltd. Reg S 1.40%, 04/28/26	200		187,191
European Investment Bank 1.62%, 05/13/31	700		638,741
			825,932
Macao: 0.2%
China Construction Bank Corp./Macau Reg S 2.39% (United States Secured Overnight Financing Rate Compound Index+0.50%), 12/21/24	200		198,825
Mauritius: 0.8%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	193		169,129
Greenko Wind Projects Mauritius Ltd. 144A 5.50%, 04/06/25	200		185,800
India Cleantech Energy 144A 4.70%, 08/10/26	146		123,391
India Green Power Holdings 144A 4.00%, 02/22/27	200		161,000
			639,320
Mexico: 0.2%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	250		205,893
Netherlands: 5.0%
ABN AMRO Bank NV 144A 2.47% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/13/29	350		305,047

3

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Netherlands (continued)
Cooperatieve Rabobank UA 144A 1.00% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/24/26 †	$350		$316,002
1.11% (US Treasury Yield Curve Rate T 1 Year+0.55%), 02/24/27	400		357,003
Greenko Dutch BV 144A 3.85%, 03/29/26	485		426,446
ING Groep NV 144A 1.40% (US Treasury Yield Curve Rate T 1 Year+1.10%), 07/01/26	450		411,608
4.62%, 01/06/26	500		506,978
Nederlandse Financierings- Maatschappij voor Ontwikkelingslanden NV Reg S 2.75%, 02/20/24	200		199,017
Nederlandse Waterschapsbank NV 144A
1.00%, 05/28/30	100		86,734
2.38%, 03/24/26	750		734,107
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/31 †	550		464,576
3.40%, 05/01/30	200		182,625
5.00%, 01/15/33	200		203,761
			4,193,904
Norway: 0.6%
Kommunalbanken AS 144A
0.50%, 10/21/24	200		189,311
2.12%, 02/11/25	325		318,530
			507,841
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	200		88,146
Philippines: 0.2%
Bank of the Philippine Islands Reg S 2.50%, 09/10/24	200		195,026
Portugal: 0.4%
EDP Finance BV 144A 1.71%, 01/24/28	400		347,877
Qatar: 0.2%
QNB Finance Ltd. Reg S 1.62%, 09/22/25	200		186,913
Saudi Arabia: 0.3%
Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	300		267,751
Singapore: 1.6%
Continuum Energy Levanter Pte Ltd. 144A
	Par (000’s	)	Value
Singapore (continued)
4.50%, 02/09/27	$197		$163,913
Greenko Investment Co. 144A 4.88%, 08/16/23	200		194,380
Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	400		367,000
Industrial & Commercial Bank of China Ltd./ Singapore Reg S 1.00%, 10/28/24	450		428,686
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	206		195,587
			1,349,566
South Korea: 4.5%
Export-Import Bank of Korea 2.12%, 01/18/32	300		266,321
Export-Import Bank of Korea 144A 1.75%, 10/19/28	450		408,037
Export-Import Bank of Korea Reg S 2.86% (ICE LIBOR USD 3 Month+0.74%), 03/22/23	200		200,556
Hyundai Capital Services, Inc. 144A 1.25%, 02/08/26	300		271,289
Kia Corp. 144A
1.75%, 10/16/26	400		364,049
2.38%, 02/14/25	200		191,758
Korea Development Bank 0.40%, 06/19/24	200		189,344
Korea Development Bank/ The 0.75%, 01/25/25	200		187,307
Korea Electric Power Corp. 144A 2.50%, 06/24/24	350		344,287
Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	300		301,389
Korea South-East Power Co. Ltd. Reg S 2.12%, 02/03/25	200		192,452
Korea Water Resources Corp. Reg S 3.88%, 05/15/23	200		201,084
LG Chem Ltd. 144A
1.38%, 07/07/26	200		180,946
2.38%, 07/07/31	225		191,447
3.25%, 10/15/24	250		246,595
3.62%, 04/15/29	50		48,115
			3,784,976
Spain: 0.9%
Avangrid, Inc.
3.20%, 04/15/25	531		520,982
3.80%, 06/01/29	250		239,296
			760,278

4

	Par (000’s	)	Value
Supranational: 6.0%
Central American Bank for Economic Integration Reg S 2.26% (ICE LIBOR USD 3 Month+0.85%), 11/15/24	$200		$201,253
European Bank for Reconstruction & Development
1.50%, 02/13/25	300		289,601
1.62%, 09/27/24	500		485,918
European Investment Bank
0.75%, 09/23/30	600		512,384
1.62%, 10/09/29 †	380		352,041
2.12%, 04/13/26	300		292,032
2.38%, 05/24/27 †	500		491,282
2.50%, 10/15/24 †	450		445,746
European Investment Bank 144A 2.88%, 06/13/25	750		749,716
International Bank for Reconstruction & Development
2.12%, 03/03/25	430		422,297
3.12%, 11/20/25	75		75,518
International Finance Corp. 2.12%, 04/07/26	744		724,475
			5,042,263
Sweden: 1.4%
Kommuninvest I Sverige AB 144A
0.38%, 06/19/24	350		332,657
1.62%, 04/24/23	500		494,411
Swedbank AB 144A 1.54%, 11/16/26	350		317,966
			1,145,034
Turkey: 0.2%
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	200		139,090
United Arab Emirates: 0.7%
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30	200		192,655
4.64%, 05/14/29	200		200,993
Sweihan PV Power Co. PJSC 144A 3.62%, 01/31/49	200		169,027
			562,675
United Kingdom: 2.4%
Atlantica Sustainable Infrastructure Plc 144A 4.12%, 06/15/28	200		183,173
Brookfield Finance I UK Plc 2.34%, 01/30/32 †	300		250,696
China Construction Bank Corp./London Reg S 3.12%, 05/17/25	350		349,062
NatWest Group Plc
	Par (000’s	)	Value
United Kingdom (continued)
2.36% (US Treasury Yield Curve Rate T 1 Year+2.15%), 05/22/24	$300		$295,224
Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	300		256,473
Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	200		198,007
Vmed O2 UK Financing I Plc 144A 4.75%, 07/15/31	500		453,090
			1,985,725
United States: 35.3%
AES Andes SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	200		171,277
AES Corp.
1.38%, 01/15/26	350		316,214
2.45%, 01/15/31	305		258,183
Agricultural Bank of China Ltd. Reg S 1.25%, 01/19/26	200		187,541
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	350		287,823
2.95%, 03/15/34	250		218,043
3.80%, 04/15/26	200		199,207
Apple, Inc.
2.85%, 02/23/23 †	125		124,858
3.00%, 06/20/27 †	800		799,902
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A
3.25%, 09/01/28 †	250		232,450
4.00%, 09/01/29	375		323,321
Arizona Public Service Co.
2.65%, 09/15/50	200		133,545
AvalonBay Communities, Inc.
1.90%, 12/01/28	100		89,204
2.05%, 01/15/32 †	250		214,179
Boston Properties LP
2.45%, 10/01/33	400		318,545
3.40%, 06/21/29	225		206,791
4.50%, 12/01/28	400		399,659
Citigroup, Inc. 1.68% (United States Secured Overnight Financing Rate+1.67%), 05/15/24	550		541,412
Clearway Energy Operating LLC 144A
3.75%, 02/15/31	400		351,194
4.75%, 03/15/28	275		266,750
Dana, Inc. 4.25%, 09/01/30	200		166,784
Deutsche Bank AG

5

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
1.69%, 03/19/26	$300		$273,925
Dominion Energy, Inc. 2.25%, 08/15/31	350		301,763
DTE Electric Co.
1.90%, 04/01/28	150		137,638
3.25%, 04/01/51	200		168,017
3.95%, 03/01/49	290		272,615
Duke Energy Carolinas LLC 3.95%, 11/15/28	350		356,194
Duke Energy Progress LLC 3.45%, 03/15/29	300		294,324
Duke Realty LP
1.75%, 02/01/31	200		167,648
2.88%, 11/15/29	75		69,250
Equinix, Inc.
1.00%, 09/15/25	300		273,726
1.55%, 03/15/28 †	100		87,155
2.50%, 05/15/31	550		472,229
3.90%, 04/15/32	350		331,882
ERP Operating LP 4.15%, 12/01/28	200		199,928
Evergy Kansas Central, Inc. 2.55%, 07/01/26	200		192,629
Fannie Mae-Aces
1.44%, 10/25/29	500		447,496
2.44%, 10/25/29	37		35,640
2.52%, 08/25/29	593		568,781
2.55%, 07/25/24	187		184,240
2.76%, 02/25/27	256		252,192
2.90%, 01/25/28	403		400,624
2.94%, 06/25/29	9		9,125
2.96%, 09/25/27	262		262,001
3.05%, 03/25/28	219		218,452
3.06%, 03/25/28	453		451,539
3.08%, 02/25/30	370		367,269
3.15%, 11/25/27	14		14,138
3.30%, 06/25/28	318		319,984
3.55%, 09/25/28	554		565,798
3.75%, 09/25/30	100		103,949
Federal Realty OP LP 1.25%, 02/15/26	200		181,813
Fifth Third Bancorp 1.71% (United States Secured Overnight Financing Rate+0.69%), 11/01/27	200		182,307
Ford Motor Co. 3.25%, 02/12/32	1,000		836,490
Freddie Mac Multifamily Structured Pass Through Certificates
1.30%, 06/25/30	30		25,934
2.88%, 04/25/26	285		281,818
HAT Holdings I LLC / HAT Holdings II LLC 144A 6.00%, 04/15/25 †	250		244,383
Healthpeak Properties, Inc. 1.35%, 02/01/27	200		178,780
	Par (000’s	)	Value
United States (continued)
2.12%, 12/01/28	$100		$88,935
Host Hotels & Resorts LP
2.90%, 12/15/31	250		200,949
3.38%, 12/15/29	100		87,038
Interstate Power & Light Co.
3.50%, 09/30/49	150		123,399
4.10%, 09/26/28	250		252,788
Jabil, Inc. 4.25%, 05/15/27	200		198,115
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30	300		253,286
JPMorgan Chase & Co. 0.65% (Term SOFR USD 3 Month+0.60%), 09/16/24	325		313,053
0.77% (United States Secured Overnight Financing Rate+0.49%), 08/09/25	500		467,080
Kaiser Foundation Hospitals
2.81%, 06/01/41	600		475,495
3.15%, 05/01/27	80		79,393
Kilroy Realty LP
2.50%, 11/15/32	50		40,131
2.65%, 11/15/33	150		119,638
4.75%, 12/15/28	250		249,024
Leeward Renewable Energy Operations LLC 144A 4.25%, 07/01/29	200		166,492
Massachusetts Institute of Technology 3.96%, 07/01/38	200		205,112
Metropolitan Life Global Funding I 144A 0.95%, 07/02/25 †	350		326,569
MidAmerican Energy Co.
2.70%, 08/01/52 †	200		151,525
3.10%, 05/01/27	225		221,829
3.15%, 04/15/50	200		162,920
3.65%, 04/15/29	150		150,169
3.65%, 08/01/48	400		352,550
3.95%, 08/01/47	275		255,092
4.25%, 07/15/49	275		267,315
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/28	575		515,694
Northern States Power Co.
2.60%, 06/01/51	250		191,888
2.90%, 03/01/50	250		199,258
3.20%, 04/01/52	200		166,041
NSTAR Electric Co. 3.25%, 05/15/29	225		219,443
Owens Corning 3.95%, 08/15/29	225		214,739
PacifiCorp 2.90%, 06/15/52	200		153,855

6

	Par (000’s	)	Value
United States (continued)
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	$250		$232,315
Piedmont Operating Partnership LP 3.15%, 08/15/30	150		127,550
PNC Financial Services Group, Inc. 2.20%, 11/01/24	310		301,805
Prologis LP 1.25%, 10/15/30 †	375		309,186
Public Service Co. of Colorado
3.20%, 03/01/50	250		206,272
3.70%, 06/15/28 †	450		451,290
4.10%, 06/15/48	110		104,941
Public Service Co. of Oklahoma
2.20%, 08/15/31	100		86,413
3.15%, 08/15/51	150		114,754
Public Service Electric and Gas Co. 3.10%, 03/15/32 †	150		144,306
Regency Centers LP 3.75%, 06/15/24	125		124,258
Seattle Children’s Hospital 2.72%, 10/01/50	150		107,398
SK Battery America, Inc. Reg S
1.62%, 01/26/24	250		240,606
2.12%, 01/26/26	200		182,381
SLG Office Trust 2021-OVA 144A 2.59%, 07/15/41	600		530,336
Sonoco Products Co.
1.80%, 02/01/25	100		94,885
2.85%, 02/01/32 †	200		173,522
Southern Power Co. 4.15%, 12/01/25	500		505,152
Southwestern Public Service Co. 3.15%, 05/01/50	100		80,718
Sunnova Energy Corp. 144A 5.88%, 09/01/26 †	200		188,245
Tennessee Valley Authority 1.50%, 09/15/31	200		175,212
Toyota Auto Receivables Owner 0.26%, 11/17/25	204		196,588
UDR, Inc. 1.90%, 03/15/33	175		136,341
Union Electric Co. 2.62%, 03/15/51	275		200,119
Vena Energy Capital Pte Ltd. Reg S 3.13%, 02/26/25	200		191,260
Verizon Communications, Inc.
	Par (000’s	)	Value
United States (continued)
1.50%, 09/18/30	$300		$250,170
2.85%, 09/03/41	400		314,821
3.88%, 02/08/29	450		449,110
3.88%, 03/01/52	300		265,265
Vornado Realty LP
2.15%, 06/01/26	200		180,559
3.40%, 06/01/31	150		127,101
Welltower, Inc.
2.70%, 02/15/27 †	250		236,263
3.85%, 06/15/32	100		94,421
Wisconsin Power and Light Co. 1.95%, 09/16/31 †	200		171,489
			29,702,425
Total Corporate Bonds (Cost: $86,698,126)			78,255,800

GOVERNMENT OBLIGATIONS: 5.7%
Chile: 1.4%
Chile Government International Bond
2.55%, 01/27/32	550		486,485
3.50%, 01/25/50	850		682,947
			1,169,432
Egypt: 0.2%
Egypt Government International Bond 144A 5.25%, 10/06/25	50		39,261
Egypt Government International Bond Reg S 5.25%, 10/06/25	200		157,044
			196,305
Hong Kong: 1.8%
Hong Kong Government International Bond 144A
0.62%, 02/02/26	400		371,194
1.38%, 02/02/31	200		174,885
2.38%, 02/02/51	200		145,713
2.50%, 05/28/24	450		445,831
Hong Kong Government International Bond Reg S 1.75%, 11/24/31	400		357,672
			1,495,295
Saudi Arabia: 0.3%
Arab Petroleum Investments Corp. 144A 1.48%, 10/06/26	250		229,889
South Korea: 0.2%
Korea Electric Power Corp. 144A 3.62%, 06/14/25	200		199,351
Supranational: 1.0%
Asian Development Bank
1.75%, 08/14/26	275		263,142
2.12%, 03/19/25	150		147,096
2.38%, 08/10/27	150		146,806

7

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Supranational (continued)
3.12%, 09/26/28	$250		$253,832
			810,876
United States: 0.8%
City of San Francisco CA Public Utilities Commission Water Revenue
2.83%, 11/01/41	100		81,704
3.30%, 11/01/39	100		89,388
3.47%, 11/01/43	100		85,813
Commonwealth of Massachusetts 3.28%, 06/01/46	150		126,706
District of Columbia Water & Sewer Authority 4.81%, 10/01/14	170		170,845
Metropolitan Transportation Authority 5.17%, 11/15/49	150		154,792
			709,248
Total Government Obligations (Cost: $5,580,244)			4,810,396
	Number of Shares	Value
PREFERRED SECURITIES: 0.2% (Cost: $173,320)
Canada: 0.2%
Brookfield Finance, Inc. (USD) 4.62%, 10/16/80 †	7,000	$135,030

Total Investments Before Collateral for Securities Loaned: 98.9% (Cost: $92,451,690)		83,201,226

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.5% (Cost: $2,085,221)
Money Market Fund: 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio	2,085,221	2,085,221
Total Investments: 101.4% (Cost: $94,536,911)		85,286,447
Liabilities in excess of other assets: (1.4)%		(1,168,825)
NET ASSETS: 100.0%		$84,117,622

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $5,578,784.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $25,012,201, or 29.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Academic & Educational Services	0.2%	$205,112
Basic Materials	3.8	3,164,569
Consumer Cyclicals	2.5	2,045,109
Consumer Non-Cyclicals	0.3	205,892
Energy	1.4	1,137,974
Financials	42.5	35,396,813
Government Activity	7.5	6,200,948
Healthcare	0.8	662,287
Industrials	3.3	2,744,553
Mortgage Securities	5.4	4,508,981
Real Estate	8.6	7,145,536
Technology	4.1	3,440,201
Utilities	19.6	16,343,251
	100.0%	$83,201,226
8